Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Pension Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 30,359	$ 27,056	$ 25,950
Interest cost	20,119	18,039	16,240
Expected return on plan assets	(24,308)	(20,761)	(17,431)
Prior service cost	294	334	348
Net actuarial losses recognized	13,890	13,222	16,888
Curtailment/settlement (gains) losses			72
Net Pension Cost	40,354	37,890	42,067
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,611	4,375	4,337
Interest cost	7,184	7,382	7,246
Expected return on plan assets	(8,611)	(8,411)	(7,715)
Prior service cost	39	19	7
Net actuarial losses recognized	2,004	2,448	2,771
Curtailment/settlement (gains) losses		44	234
Net Pension Cost	$ 5,227	$ 5,857	$ 6,880